Share-based Compensation - Allocation of Compensation Expense Related to Restricted Shares (Details) - Non-Vested Restricted Shares - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 5,366	$ 2,826	$ 5,179
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	3,643	2,206	3,848
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 1,723	$ 620	$ 1,331